Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets

NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31, 2018	December 31, 2017
Inventories	$4,007	$192
Advances for working capital purposes	8,250	6,050
Voyage charters deferred contract costs and other	1,086	292

Total prepaid expenses and other current assets	$13,343	$6,534